INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS

6           INVESTMENTS

a)   Investment at fair value through profit or loss consist of the following:

	2020	2019
	S/(000)	S/(000)

Certificates of deposit BCRP (i)	1,872,875	—
Government treasury bonds (ii)	1,584,913	1,276,573
Mutual funds (iii)	979,296	593,552
Restricted mutual funds (iv)	436,881	460,086
Investment funds	362,493	327,659
Corporate bonds	328,315	326,673
Shares (v)	289,349	83,085
Participation in RAL Funds (vi)	278,819	300,398
Hedge funds (vii)	126,938	33,640
Subordinated bonds	103,162	80,084
Central Bank of Chile bonds	15,306	182,540
Multilateral organization bonds	14,765	53,353
RPI International Holding, LP (viii)	5,641	68,584
Others	55,344	59,564
Balance before accrued interest	6,454,097	3,845,791
Accrued interest	13,374	4,971
Total	6,467,471	3,850,762

(i)  As of December 31, 2020, the balance corresponds to 5,174 certificates of deposit for US$517.23 million, equivalent to S/1,872.9 million, accruing interest at an effective annual rate from 0.25 percent to 0.28 percent, and maturing from January to March 2021. From October to December 2020, it was purchased instruments issued through public auction by the BCRP as part of an exchange operation in order to regulate the liquidity of the financial system.

(ii) As of December 31, 2020 and 2019 the balance of these instruments includes the following government treasury bonds:

	2020	2019
	S/(000)	S/(000)
Colombian Treasury bonds	1,120,991	1,102,865
Peruvian Treasury bonds	349,219	95,308
Brasil Treasury bonds	53,857	—
Chile Treasury bonds	21,072	—
Panama Treasury bonds	20,644	—
Mexico Treasury bonds	19,130	—
U.S. treasury and federal agency bonds	—	78,400
Total	1,584,913	1,276,573

(iii) The increase in the balance corresponds mainly to the purchase of new participations in the funds “Credicorp Capital Latin American Corporate Debt Fund” and “Credicorp Capital Latin American Investment Grade Fund”, whose balances as of 31 December, 2020, amounting to S/135.5 million and S/99.4 million, respectively.

(iv) The restricted mutual funds comprise mainly the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.

(v) The increase of the balance in shares of capital corresponds mainly to the exchange realized of RPI International Holding, LP’s participations into Royalty Pharma plc’s ordinary shares (see item viii). As of December 31, 2020, the balance includes 757,692 new shares of Royalty Pharma plc for US$37.9 million, equivalent to S/137.2 million (see Note 24(ii)).

(vi) As of December 31, 2020, these funds are approximately S/173.2 million in bolivianos and S/105.6 million in U.S. Dollars (S/166.9 million in bolivianos and S/133.5 million in U.S. Dollars at December 31, 2019) and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

(vii) The increase of the balance corresponds mainly to the purchase of new participations in hedge funds, denominated mainly in Colombian pesos, in the Fondo de Inversión Colectiva Fonval and in the Fondo de capital privado 4G Credicorp Capital – Sura, whose balances as of December 31, 2020 amount to S/35.5 million and S/49.0 million, respectively.

(viii) It corresponds to participations in RPI International Holding, LP, who invests in a series of subordinate funds whose objective is to invest in Royalty Pharma Investments, an investment fund established under the laws of Ireland. This investment fund is dedicated to buying medical and biotechnology patents. Participations in RPI International Holdings, LP, are not liquid and require authorization for negotiation.

On June 29, 2020, Atlantic Security Bank (ASB) exchanged 97,355 of its participations in RPI International Holding, LP, for 973,545 shares of Royalty Pharma plc, a public company established under the laws of England and Wales, whose shares are listed on the Nasdaq Stock Exchange; at the date of said transaction, the unit prices of the participations and shares amounted to US$205.10 and US$20.51, respectively. It is worth mentioning that this transaction was realized as a result of Royalty Pharma plc executed its Initial Public Offering of Shares (IPO) in June 2020 (see item (v)).

In this sense, the decrease of the balance is mainly due to the exchange mentioned in the paragraph before; as of December 31, 2020, the balance corresponds to 7,594 participations for approximately US$1.55 million equivalent to S/5.6 million (as of December 31, 2019, 112,187 participations for US$20.7 million equivalent to S/68.6 million).

During the year of 2020 and 2019, the Group has received dividends from these participations for S/2,674.4 and S/3,610.7, respectively; which are presented in the item of “Interest and similar income” of the consolidated statement of income.

b)   Investments at fair value through other comprehensive income consist of the following:

	2020				2019
		Unrealized gross amount				Unrealized gross amount
	Amortized			Estimated	Amortized			Estimated
	cost	Profits	Losses	fair value	cost	Profits	Losses	fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Certificates of deposit BCRP (i)	15,343,851	20,431	—	15,364,282	8,649,885	15,388	(1)	8,665,272
Corporate bonds (ii)	12,177,023	1,132,719	(52,953)	13,256,789	7,974,080	706,394	(8,322)	8,672,152
Government treasury bonds (iii)	11,051,662	1,158,845	(5,458)	12,205,049	6,009,137	690,048	(1,109)	6,698,076
Securitization instruments (iv)	703,920	63,131	(21,471)	745,580	580,778	53,328	(8,344)	625,762
Negotiable certificates of deposit (v)	873,218	14,093	(1,420)	885,891	369,016	856	(303)	369,569
Subordinated bonds	191,966	19,933	(317)	211,582	150,172	14,085	(100)	164,157
Others	147,327	14,802	(44)	162,085	167,529	7,896	—	175,425
	40,488,967	2,423,954	(81,663)	42,831,258	23,900,597	1,487,995	(18,179)	25,370,413
Equity instruments designated at the initial recognition

Shares issued by:
Inversiones Centenario	112,647	168,132	—	280,779	112,647	195,305	—	307,952
Bolsa de Valores de Lima	19,423	3,942	—	23,365	19,423	2,115	—	21,538
Alicorp S.A.A.	12,198	153,935	—	166,133	12,198	201,567	—	213,765
Bolsa de Comercio de Santiago	15,306	—	(3,995)	11,311	4,964	5,688	—	10,652
Compañía Universal Textil S.A.	9,597	—	(3,163)	6,434	9,597	248	(3,432)	6,413
Pagos Digitales Peruanos S.A.	5,197	—	(5,197)	—	5,197	—	—	5,197
Bolsa de Valores de Colombia	5,380	118	—	5,498	872	4,070	(53)	4,889
Corporación Andina de Fomento	—	—	—	—	4,441	181	—	4,622
Others	7,640	1,786	(396)	9,030	2,638	1,533	—	4,171
	187,388	327,913	(12,751)	502,550	171,977	410,707	(3,485)	579,199

Balance before accrued interest	40,676,355	2,751,867	(94,414)	43,333,808	24,072,574	1,898,702	(21,664)	25,949,612
Accrued interest				410,081				253,111
Total				43,743,889				26,202,723

The Management of Credicorp has determined that the unrealized losses on investment at fair value through other comprehensive income as of December 31, 2020 and 2019 are of a temporary nature, considering factors such as intended strategy in relation with the identified security or portfolio, its underlying collateral and credit rating of the issuers. During 2020, as a result of assesment of the impairment of its investments at fair value through other comprehensive income, the Group recorded a provision of credit loss of S/52.3 million (recovery of credit loss of S/0.7 million during the year 2019), which is shown in “Net gain on securities” in the consolidated statement of income. Also, Management has decided and has the ability to hold each investment for a period of time sufficient to allow for an anticipated recovery in fair value, until the earlier of its anticipated recovery or maturity.

The movement of the “Reserve for investments at fair value through other comprehensive income” net of deferred income tax and non-controlling interest, is shown in Note 18(c).

During 2020 and 2019, the Group has not reclassified instruments from the portfolio of investments at fair value through other comprehensive income to investments at amortized cost.

The maturities and annual market rates of investments at fair value through other comprehensive income during the years of 2020 and 2019, are as follows:

			Annual effective interest rate
			2020						2019
							Other						Other
			S/		US$		currencies		S/		US$		currencies
	Maturities		Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
	2020	2019	%	%	%	%	%	%	%	%	%	%	%	%
Certificates of deposit BCRP	Jan-2021 /Mar-2023	Jan-2020 / Jul-2021	0.25	0.73	—	—	—	—	2.02	2.35	—	—	—	—
Corporate bonds (*)	Jan-2021 / Jul-2070	Jan-2020 / Feb-2065	(0.31)	16.21	0.01	10.51	0.78	6.25	1.09	8.16	0.47	8.25	0.62	6.55
Government treasury bonds (**)	Jan-2021 / Feb-2055	Jan-2020 / Feb-2055	(1.20)	5.08	0.03	4.61	0.07	0.41	0.55	5.31	1.11	4.61	0.43	0.82
Securitization instruments	Jan-2021 / Sep-2045	May-2020 / Sep-2045	1.32	13.36	1.51	9.19	—	6.00	2.46	13.26	3.08	9.14	1.68	6.00
Negotiable certificates of deposits	Jan-2021 / Jul-2033	Jan-2020 / Dec-2026	—	—	2.48	4.57	0.05	5.90	3.27	4.01	2.48	2.68	1.00	4.98
Subordinated bonds	Apr-2022 / Aug-2045	Apr-2022 / Aug-2045	(0.04)	5.74	0.16	4.76	—	—	1.21	5.52	3.27	5.23	1.53	1.53
Others	Jan-2021 / Feb-2035	Jan-2020 / Jan-2028	(0.18)	5.84	3.38	4.52	—	—	1.95	3.73	4.73	6.92	—	—

(*) As of December 31, 2020, the annual effective interest rate of (0.31) percent and 16.21 percent correspond to bonds issued by JP Morgan Chase & Co. and Cineplex S.A., respectively; excluding such interest rates, the range is from 0.01 percent to 14.31 percent.

(**) As of December 31, 2020, the annual effective interest rate of (1.20) percent corresponds to a bond issued by the Peruvian Treasury; Excluding said interest rate, the rate range starts from 0.16 percent.

The negative rates correspond to bonds, whose nominal value is subject to a daily readjustment index for inflation determined by the BCRP. Said negative rates correspond to the market behavior in the face of the decrease in the BCRP’s reference interest rate.

As of December 31, 2020, the Group maintains IRS, which have been designated as fair value hedges of certain bonds at a fixed rate in U.S. Dollars, issued by corporate entities, classified as investments at fair value through other comprehensive income, for a notional amount of S/628.7 million (S/618.8 million as of December 31, 2019), see Note 13(b); through these IRS these bonds were economically converted to a variable rate.

Likewise, as of December 31, 2020, the Group entered into repurchase agreement transactions for government bonds and certificates of deposit BCRP classified as investments at fair value through other comprehensive income, for an estimated fair value of S/997.8 million (S/1,588.7 million as of December 31, 2019), of which the related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see Note 5(c).

(i)  As of December 31, 2020, the Group maintains 153,760 certificates of deposits BCRP (87,530 as of December 31, 2019); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles.

(ii)  As of December 31, 2020, the balance corresponds to corporate bonds issued by companies from Peru, United States, Colombia and other countries, which represent 43.6 percent, 32.3 percent, 4.6 percent and 19.5 percent of the total, respectively (issued by companies from Peru, United States, Colombia and other countries, which represent 51.7 percent, 26.8 percent, 3.6 percent and 17.9 percent of the total, respectively, as of December 31, 2019).

As of December 31, 2020 the most significant individual unrealized loss amounted to approximately S/13.0 million (S/1.5 million at December 31, 2019).

Likewise, as of December 31, 2020, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds for a notional amount of S/81.8 million (S/107.4 million as of December 31, 2019), see Note 13(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.

The largest unrealized loss compared to the balance in 2019 is due to the COVID-19 crisis. As of December 31, 2020, the balance mainly includes S/40.5 million from the Peruvian company Rutas de Lima S.A.C.

(iii)  As of December 31, 2020 and 2019, the balance includes the following Government Treasury Bonds:

	2020	2019
	S/(000)	S/(000)
Peruvian treasury bonds (*)	11,343,664	5,959,066
U.S. treasury and federal agency bonds	564,380	391,475
Colombian treasury bonds	101,741	61,009
Chilean treasury bonds	81,502	173,364
Bolivian treasury bonds	74,248	72,516
Others	39,514	40,646
Total	12,205,049	6,698,076

(*) The balance includes new bonds issued by the Peruvian Government. As of December 31, 2020, the bonds accrue annual effective rates from (1.20) percent to 5.08 percent and have maturities from January 2023 to February 2055.

(iv)  As of December 31, 2020 and 2019, the balance of securitization instruments includes the following:

	2020	2019
	S/(000)	S/(000)
Inmuebles Panamericana	164,091	169,959
Abengoa Transmisión del Norte	99,112	87,377
Colegios Peruanos S.A.	63,268	37,585
Costa de Sol S.A.	51,483	—
Nessus Hoteles Perú S.A.	40,050	39,768
Industrias de Aceite S.A.	37,175	32,050
Fábrica Nacional de Cemento S.A.	34,537	31,512
Homecenters Peruanos S.A.	32,308	35,269
Concesionaria La Chira S.A.	32,138	30,801
Others (minor than S/30.5 million)	191,418	161,441
Total	745,580	625,762

The bonds have semiannual payments until 2045.The pool of underlying assets consists mainly of accounts receivable from income, revenues for services and from maintenance and marketing contributions (Inmuebles Panamericana), and accounts receivable for electrical transmission services from the Carhuamayo - Cajamarca line (Abengoa Transmisión Norte).

(v)  As of December 31, 2020, the balance corresponds to certificates for US$6.65 million, equivalent to S/24.1 million; and in other currencies, equivalent to S/861.8 million, issued by the financial system of Colombia and Bolivia.

Likewise, as of December 31, 2020, the Group maintains CCS, which were designated as cash flow hedges of certain certificates for a notional amount of S/405.2 million, see Note 13(b); by means of said CCS, the certificates were economically converted to soles at a fixed rate.

c)   Amortized cost investments consist of the following:

	2020
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds (i)	4,740,275	5,439,612
Foreign government bonds (i)	28,909	28,695
Certificates of payment on work progress (CRPAO) (ii)	89,095	93,602
Sub total	4,858,279	5,561,909
Accrued interest	104,801	104,801
Total investments at amortized cost	4,963,080	5,666,710
Provision for credit losses	(698)	(698)
Total investments at amortized cost, net	4,962,382	5,666,012

	2019
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds (i)	3,277,667	3,694,631
Foreign government bonds (i)	21,168	21,168
Certificates of payment on work progress (CRPAO) (ii)	100,298	103,015
Sub total	3,399,133	3,818,814
Accrued interest	78,180	78,180
Total investments at amortized cost	3,477,313	3,896,994
Provision for credit losses	(267)	(267)
Total investments at amortized cost, net	3,477,046	3,896,727

(i)  As of December 31, 2020, said bonds have maturities between January 2021 and February 2042, accruing interest at an annual effective interest rate between 0.74 percent and 5.06 percent on bonds denominated in soles and between 0.0 percent and 3.05 percent annual on bonds issued in other currencies. (as of December 31, 2019, have maturities between January 2020 and February 2042, accruing interest at an annual effective interest rate between 2.14 percent and 5.28 percent on bonds denominated in soles and between 0.45 percent and 2.53 percent on bonds issued in other currencies).

Likewise, Credicorp Management has determined that as of December 31, 2020, the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.

As of December 31, 2020, the Group has repurchase agreement transactions for investments at amortized cost for an estimated fair value of S/2,766.2 million (S/1,569.3 million as of December 31, 2019), the related liability for which is presented in the caption “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see note 5(c).

(ii)  As of December 31, 2020 there are 121 certificates of Annual Recognition of Payment on Work Progress - CRPAO from Spanish acronym (153 CRPAOs as of December 31, 2019), issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2021 and April 2026, accruing interest at an annual effective rate between 2.42 percent and 3.47 percent as of December 31, 2020 (between January 2020 and April 2026, accruing interest at an annual effective rate between 3.74 percent and 4.67 percent as of December 31, 2019).

On July 30, 2019, the Assets and Liabilities Committee (ALCO) approved the request to change the Atlantic Security Bank (ASB) business model to manage its investments according to its new balance sheet structure, which generated a reclassification of the entire investment portfolio classified as amortized cost to the investment portfolio at fair value with changes in other comprehensive income and then sell them and acquire new investments that adapt to the new investment portfolio strategy.

The value of the investments at amortized cost as of July 30, 2019 amounted to US$73,030.4 (in thousands) with a fluctuation amounting to US$2,117.5 (in thousands), with a market value of US$ 75,147.9 (in thousands) and finally an expected credit loss of US$82.4 (in thousands). The fluctuation and expected credit loss were recorded in other comprehensive income.

d)   The table below shows the balance of investments classified by maturity, without consider accrued interest or provision for credit loss:

	2020
		At fair value
	At fair value	through other
	through profit	comprehensive	Amortized
	or loss	income	cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	1,973,038	14,564,360	11,518
From 3 months to 1 year	94,554	2,606,845	42,398
From 1 to 3 years	462,168	4,272,547	163,144
From 3 to 5 years	486,310	3,770,438	631,832
More than 5 years	1,290,057	17,617,068	4,009,387
Without maturity	2,147,970	502,550	—
Total	6,454,097	43,333,808	4,858,279

	2019
		At fair value
	At fair value	through other
	through profit	comprehensive	Amortized
	or loss	income	cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	237,624	2,420,464	9,969
From 3 months to 1 year	269,199	6,694,486	908,271
From 1 to 3 years	472,215	2,155,053	42,440
From 3 to 5 years	289,393	2,961,767	690,289
More than 5 years	1,029,883	11,138,643	1,748,164
Without maturity	1,547,477	579,199	—
Total	3,845,791	25,949,612	3,399,133